Note 5 - Acquisition-Related Items (Details) - Composition of Acquisition-Related Expense (Income) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 28, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Composition of Acquisition-Related Expense (Income) [Abstract]
Contingent consideration compensation expense		$ 6,181	$ 5,096	$ 2,819
Contingent consideration fair value adjustments		1,801	3,645	969
Transaction costs		3,336	5,032	861
Reclassification from accumulated other comprehensive loss	2,553		2,553
Gain on revaluation of previously held equity investment (note 3)		(820)
		$ 10,498	$ 16,326	$ 4,649